Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Purchase obligations		$ 0	$ 35,000
Contractual obligation		$ 487,000